Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments, beginning		R$ 3,042,134	R$ 2,729,517
Equity		478,577	366,314
Investment/advance for future capital increase		4,829	30,970
Capital decrease		(61,536)
Amortization		(371)	(372)
Dividends and JSCP		(137,900)	(84,033)
Other	[1]	(2)	(262)
Investments, ending		3,325,731	3,042,134
Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning		48,096	40,073
Equity		26,015	25,167
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(27,018)	(17,144)
Other	[1]
Investments, ending		47,093	48,096
Investment property [member]
IfrsStatementLineItems [Line Items]
Investments, beginning		541	808
Equity
Investment/advance for future capital increase
Capital decrease
Amortization		(4)	(5)
Dividends and JSCP
Other	[1]	(2)	(262)
Investments, ending		535	541
Dona Francisca Energetica [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning		27,057	28,147
Equity		5,648	8,574
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(4,662)	(9,664)
Other	[1]
Investments, ending		28,043	27,057
Foz Do Chopim Energetica [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning		19,102	9,986
Equity		20,370	16,596
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(22,356)	(7,480)
Other	[1]
Investments, ending		17,116	19,102
Others [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning		1,937	1,940
Equity		(3)	(3)
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP
Other	[1]
Investments, ending		1,934	1,937
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments, beginning		2,993,497	2,688,636
Equity		452,562	341,147
Investment/advance for future capital increase		4,829	30,970
Capital decrease		(61,536)
Amortization		(367)	(367)
Dividends and JSCP		(110,882)	(66,889)
Other	[1]
Investments, ending		3,278,103	2,993,497
Joint ventures [member] | Voltalia Sao Miguel Do Gostoso I [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		108,990	107,721
Equity		2,157	1,269
Investment/advance for future capital increase		4,829
Capital decrease
Amortization
Dividends and JSCP
Other	[1]
Investments, ending		115,976	108,990
Joint ventures [member] | Voltalia Sao Miguel Do Gostoso Direito De Autorizacao [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		9,304	9,671
Equity
Investment/advance for future capital increase
Capital decrease
Amortization		(367)	(367)
Dividends and JSCP
Other	[1]
Investments, ending		8,937	9,304
Joint ventures [member] | Caiua [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		106,977	95,362
Equity		23,806	13,765
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(5,486)	(2,150)
Other	[1]
Investments, ending		125,297	106,977
Joint ventures [member] | Integracao Maranhense [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		166,563	148,581
Equity		32,824	20,255
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(6,885)	(2,273)
Other	[1]
Investments, ending		192,502	166,563
Joint ventures [member] | Matrincha [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		811,771	734,503
Equity		162,298	96,614
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(42,541)	(19,346)
Other	[1]
Investments, ending		931,528	811,771
Joint ventures [member] | Guaraciaba [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		407,615	361,170
Equity		82,251	57,363
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(22,767)	(10,918)
Other	[1]
Investments, ending		467,099	407,615
Joint ventures [member] | Paranaiba [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		226,923	203,681
Equity		47,623	35,112
Investment/advance for future capital increase
Capital decrease
Amortization
Dividends and JSCP		(10,567)	(11,870)
Other	[1]
Investments, ending		263,979	226,923
Joint ventures [member] | Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		710,989	661,430
Equity		56,140	63,173
Investment/advance for future capital increase
Capital decrease		(61,536)
Amortization
Dividends and JSCP		(13,333)	(13,614)
Other	[1]
Investments, ending		692,260	710,989
Joint ventures [member] | Cantareira [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		437,330	359,686
Equity		45,293	53,492
Investment/advance for future capital increase			30,870
Capital decrease
Amortization
Dividends and JSCP		(9,254)	(6,718)
Other	[1]
Investments, ending		473,369	437,330
Joint ventures [member] | Solar Parana [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		7,035	6,831
Equity		170	104
Investment/advance for future capital increase			100
Capital decrease
Amortization
Dividends and JSCP		(49)
Other	[1]
Investments, ending		R$ 7,156	R$ 7,035

[1]	Transfer of assets destined for disposal.